Business Combinations and Disposals	12 Months Ended
Dec. 31, 2022
Business Combinations and Disposals [Abstract]
Business Combinations and Disposals	Business Combinations and Disposals
4.1 Business Combinations
The Company has consummated certain business acquisitions during 2022, 2021 and 2020, which were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the consolidated income statements and the consolidated statements of financial position in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows show the cash outflow and inflow for the acquired operations, net of the cash acquired related to those acquisitions.
Acquisitions completed in the periods presented and disclosed below are presented according to their relative importance to the consolidated financial statements, not necessarily following a chronological order.

4.1.1 Coca-Cola FEMSA

On January 2022, the Company (through Coca-Cola FEMSA) completed the acquisition of 100% of CVI Refrigerantes Ltda. (herein “CVI”), to expand its geographic footprint, for Ps. 1,947 in an all cash consideration. CVI was a bottler of Coca-Cola trademark products which operated in Rio Grande do Sul, Brazil. CVI is included in the Company’s results since the acquisition date.

The allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 104	Ps.	615
Total non-current assets		972
Distribution rights		894
Total assets		2,481
Total liabilities		(731)
Net assets acquired		1,750
Goodwill arising on acquisition		197
Total consideration transferred		1,947
Amount to be paid		(186)
Net payment on acquisition date		1,761
Cash acquired of CVI		(104)
Net cash paid	Ps.	1,657

Total revenues of CVI for the period from the acquisition date through to December 31, 2022 were Ps. 1,923.

The consolidated total revenues of the Company adjusted to give effect to the acquisition of CVI, as if the acquisition had occurred on January 1, 2022 were Ps. 226,929 (unaudited).

4.1.2 Proximity Division - Europe

On October 2022, the Company (through Proximity Division - Europe) completed the acquisition of 96.87% of Valora Holding AG. (herein “Valora”), for Ps. 22,475 in an all cash consideration.

Due to the timing of the acquisition in the fourth quarter of 2022, the purchase price allocation is preliminary with respect to the valuation of acquired assets, liabilities assumed (including income taxes), intangible assets, and goodwill. The Company continues to obtain the information to complete the purchase price allocation and will record adjustments, if any, during the 12 month measurement period.
The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 1,971	Ps.	8,536
Right of use assets		18,820
Trademark		1,037
Other non-current assets		8,515
Total assets		36,908
Total liabilities		(34,733)
Net assets acquired		2,175
Goodwill and intangible assets pending of allocation (1)		20,361
Non-controlling interest		61
Total consideration transferred		22,475
Cash acquired		(1,971)
Net cash paid		20,504

(1) Goodwill and intangibles assets pending allocation would include primarily trademarks and customer relationships of which the majority are expected to be indefinite life. The company estimate that the amortization expense of customer relationships during 2022 is not significant.
The Company expects to recover the amounts to be allocated as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of small-format proximity stores.

The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	10,064
Income before income taxes		229
Net loss	Ps.	(72)

4.1.3 Logistics and distribution

On May 2022, the Company (through Envoy Solutions LLC) completed the acquisition of 100% of Sigma Supply of North America, LLC. (herein “Sigma Supply”), for Ps. 8,118 in an all cash consideration.

Due to the timing of the acquisition in 2022, the purchase price allocation is preliminary with respect to the valuation of acquired assets, liabilities assumed (including income taxes), intangible assets, and goodwill. The Company continues to obtain the information to complete the purchase price allocation and will record adjustments, if any, during the 12 month measurement period.

The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Current assets, including cash acquired of Ps. 15	Ps.	46
Accounts receivable		1,255
Inventory		1,391
Total non-current assets		24
Total assets		2,716
Total liabilities		(560)
Net assets acquired		2,156
Goodwill and intangible assets pending of allocation (1)		5,962
Total consideration transferred		8,118
Cash acquired		(15)
Net cash paid	Ps.	8,103

(1) Goodwill and intangible assets pending allocation would include customer relationships which are expected to be approximately 28% of goodwill and intangible assets pending of allocation. The company estimate that the amortization expense of customer relationships during 2022 is not significant.

The Company expects to recover the amounts to be allocated as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes in a period of 15 years.
The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	5,718
Income before income taxes		463
Net income	Ps.	463

During 2020, the Company completed the acquisition through the controlling interest of 89.5% of NW Synergy Holdings LLC (now Envoy Solutions LLC, or Envoy) for Ps. 20,233 fully paid in cash. This acquisition was primarily related to the following: on May 15, 2020, the Company completed the acquisitions of WAXIE and North American, a new platform within the Jan-San, packaging and specialized distribution industry in the United States, operating a network of 26 distribution centers across the country and serving more than 27,000 customers in various industries such as building service contractors, education, government, retail and hospitality, which is included in the Company’s results since May 2020. As a result of the purchase price allocation, which was finalized in 2021, no additional fair value adjustments were recognized.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2020
Total current assets, including cash acquired of Ps. 138	Ps.	2,162
Customer relationships and trademark		10,698
Other non-current assets		1,954
Total assets		14,814
Total liabilities		(3,523)
Net assets acquired		11,291
Goodwill		10,241
Non-controlling interest (1)		(1,299)
Total consideration transferred in cash		20,233
Cash acquired		(138)
Net cash paid	Ps.	20,095

(1) Non-controlling interests were measured using the net asset value method.

The Company expects to recover the amounts recorded as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes in a period of 15 years.

The income statement information of this acquisition for the period from the acquisition date through December 31, 2020 is as follows:

Income Statement	2020
Total revenues	Ps.	11,275
Income before income taxes		525
Net income	Ps.	498
4.2 Other acquisitions

4.2.1 Coca-Cola FEMSA

On November 2022, the Company (through Coca-Cola FEMSA) completed the acquisition of 100% of the business of “Agua Cristal” from Bepensa, a mexican business group, in the Southeast region of Mexico for Ps. 699 in an all cash consideration transferred. The business of “Agua Cristal” is included in the Company results since December, 2022. As of the date of these Financial Statements, the Company is in the process of completing the evaluation of the fair value of this acquisition; however the Company booked provisional amounts, among which the main are property, plant and equipment for Ps. 448 and distribution rights for Ps.228, the provisional amount of goodwill amounts to Ps. 8 and the amount of liabilities assumed was not significant.

4.2.2 Proximity Division - Americas

On February 2022, the Company (through Proximity Division - Americas) completed the acquisition of 100% of Ok Market (herein “Ok Market”), a chain of small-format proximity stores in Chile, for Ps. 1,269 in an all cash consideration.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 6	Ps.	463
Total non-current assets		1,238
Total assets		1,701
Total liabilities		(1,055)
Net assets acquired		646
Goodwill		623
Total consideration transferred		1,269
Cash acquired		(6)
Net cash paid	Ps.	1,263

The Company expects to recover the amounts recorded as goodwill through synergies, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of small-format proximity stores.

The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,635
Income before income taxes		314
Net income	Ps.	204

4.2.3 Logistics and distribution

During 2022, the Company (through Envoy Solutions LLC) completed the acquisition of 100% of ATRA Janitorial Supply Co., LLC. (herein “Atra”), Hughes Enterprises, LLC. (herein "Hughes"), Sunbelt Packaging, LLC. (herein "Sunbelt"), H.T. Berry Company, LLC. (herein "H.T. Berry") and other smaller acquisitions for Ps. 8,171 in an all cash consideration.

Due to the timing of the acquisition in 2022, the purchase price allocation is preliminary with respect to the valuation of acquired assets, liabilities assumed (including income taxes), intangible assets, and goodwill. The Company continues to obtain the information to complete the purchase price allocation and will record adjustments, if any, during the 12 month measurement period.

The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 198	Ps.	2,023
Total non-current assets		489
Total assets		2,512
Total liabilities		(838)
Net assets acquired		1,674
Goodwill and intangible assets pending of allocation (1)		6,497
Total consideration transferred		8,171
Cash acquired		(198)
Net cash paid	Ps.	7,973
(1) Goodwill and intangible assets pending allocation would include customer relationships which are expected to be approximately 28% of goodwill and intangible assets pending of allocation. The company estimate that the amortization expense of customer relationships during 2022 is not significant.
The Company expects to recover the amounts to be allocated as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes in a period of 15 years.
The income statement information of these acquisitions for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,148
Income before income taxes		115
Net income	Ps.	115

During 2021, the Company (through Envoy Solutions, LLC) completed the acquisition of 100% of Daycon Products, Co. (“Daycon”), Penn Jersey Paper, Co. (“PJP”), Next-Gen Supply Group, Inc. (“Next-Gen”), Johnston Paper Company, Inc. (“Johnston Paper”), and other smaller acquisitions which amounted to Ps. 9,949 fully paid in cash, increasing its specialized distribution footprint in the United States.

In 2022, the Company finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed for acquisitions completed during the prior year, with no significant variations to the preliminary allocation to the fair value of the net assets acquired, which were included in its audited annual consolidated financial statements as of and for the year ended December 31, 2021.

The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2021
Total current assets, including cash acquired of Ps. 337	Ps.	2,795
Customer relationships		2,864
Trademarks		58
Other non-current assets		1,594
Total assets		7,311
Total liabilities		(2,907)
Net assets acquired		4,404
Goodwill		5,545
Total consideration transferred		9,949
Amount to be paid		(337)
Net cash paid	Ps.	9,612

(1) As a result of the purchase price allocation which was finalized in 2022, additional fair value adjustments from those recognized in 2021 have been recognized as follows: an increase in total net assets of Ps. 3,068 (from which Ps. 2,864 are customer relationships and Ps. 58 are trademarks), and a decrease in goodwill of Ps. 2,395.

The Company expects to recover the amounts recorded as goodwill through its strategy of creating a national distribution platform in the US, building on FEMSA’s capabilities by leveraging its expertise in the organization and management of supply chains and distribution systems in adjacent businesses. Additionally, this goodwill is deductible for US tax purposes in a period of 15 years.

The income statement information of these acquisitions for the period from the acquisition date through December 31, 2021 is as follows:

Income Statement	2021
Total revenues	Ps.	$2,187
Income before income taxes		46
Net income	Ps.	46

On December 31, 2020, the Company completed the acquisition of 100% of Southeastern Paper Group, Inc. (“SEPG”), which amounted to Ps. 2,984 fully paid in cash, increasing its specialized distribution footprint in the United States. As a result of the purchase price allocation, which was finalized in 2021, fair value adjustments have been recognized as follows: increase in customer relationships of Ps. 798, trademarks of Ps. 60, non-current assets amounted to Ps. 92, and decrease in goodwill of Ps. 944.

Unaudited Pro Forma Financial Data
The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Valora, Sigma Supply and the other acquisitions made by Envoy Solutions LLC as if these acquisitions had occurred on January 1, 2022; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2022
Total revenues	Ps.	730,624
Income before income taxes and share of the profit of equity method accounted investees		43,318
Net income		34,864
Basic net controlling interest income per share Series “B”	Ps.	1.20
Basic net controlling interest income per share Series “D”		1.50

The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Daycon, PJP, Next-Gen and Johnston Paper as if these acquisitions had occurred on January 1, 2021; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2021
Total revenues	Ps.	565,838
Income before income taxes and share of the profit of equity method accounted investees		41,313
Net income		37,800
Basic net controlling interest income per share Series “B”	Ps.	1.43
Basic net controlling interest income per share Series “D”		1.78

The following unaudited consolidated pro forma financial data represent the Company’s historical financial information, adjusted to give effect to (i) the acquisitions of Waxie and North American as if these acquisitions had occurred on January 1, 2020; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets and amortization of definite life intangibles of the acquired companies.

Unaudited consolidated pro forma financial data for the acquisitions is as follows:

For the year ended
December 31, 2020

Total revenues	Ps.	508,367
Income before income taxes and share of the profit of equity method accounted investees		20,019
Net income		4,464
Basic net controlling interest loss per share Series “B”	Ps.	(0.06)
Basic net controlling interest loss per share Series “D”		(0.08)

4.3. Disposals

4.3.1 Specialty’s

Specialty’s was a Café & Bakery business based in California, Washington and Illinois. The COVID-19 pandemic started to expand across the United States in the last weeks of March 2020, which triggered an economic crisis. In the context of this uncertainty and adverse environment, Specialty’s had financial and economic setbacks with significant impacts in sales, as well as its profitability due to the government’s contingency plans for the disease which included mobility restrictions. Therefore, on May 15, 2020, the Company announced its decision to close Specialty’s operations. Such a decision was approved by the Company’s board on the date previously specified. Consequently, on May 26, 2020, the Company’s board approved the filing for bankruptcy under Chapter 7 of the U.S. Bankruptcy Code, which was filed on May 27, 2020. As a result of filing under Chapter 7, the Company lost control over this subsidiary and consequently it was deconsolidated. The case is being handled in the California Northern Bankruptcy Court.

In connection with Specialty’s closing, the Company recorded an impairment charge of Ps. 2,021.